Schedule of plant and equipment, net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (109,964)	$ (110,958)
Amount classified as non-current assets	62,507	52,207
Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	93,902	28,308
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	69,393	125,681
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 9,176	$ 9,176